Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	¥ 50,024	¥ 63,669
Trade notes and accounts receivable, net of allowance for doubtful accounts of ¥683 million at March 31, 2013 and ¥469 million at March 31, 2014	29,069	33,066
Inventories	30,229	26,349
Deferred income taxes, net	18,773	20,749
Prepaid expenses and other current assets	11,563	9,650
Total current assets	139,658	153,483
PROPERTY AND EQUIPMENT, net	80,213	62,651
INVESTMENTS AND OTHER ASSETS:
Investments in marketable securities	518	440
Investment in affiliate	2,249	2,247
Identifiable intangible assets	39,279	42,225
Goodwill	19,947	21,934
Lease deposits	26,381	26,625
Deferred income taxes, net	1,913	1,875
Other assets	10,093	11,468
Total investments and other assets	100,380	106,814
TOTAL ASSETS	320,251	322,948
CURRENT LIABILITIES:
Short-term borrowings	6,458	4,681
Current portion of long-term debt		5,000
Current portion of capital lease and financing obligations	2,078	2,166
Trade notes and accounts payable	10,480	14,443
Accrued income taxes	686	4,104
Accrued expenses	17,522	19,971
Deferred revenue	5,693	5,464
Other current liabilities	2,411	3,683
Total current liabilities	45,328	59,512
LONG-TERM LIABILITIES:
Long-term debt, less current portion	15,000
Capital lease and financing obligations, less current portion	20,487	22,588
Accrued pension and severance costs	1,424	1,531
Deferred income taxes, net	3,052	4,424
Other long-term liabilities	9,168	8,894
Total long-term liabilities	49,131	37,437
TOTAL LIABILITIES	94,459	96,949
COMMITMENTS AND CONTINGENCIES (Notes 10 and 21)
EQUITY:
Common stock, no par value- Authorized 450,000,000 shares; issued 143,500,000 shares at March 31, 2013 and 2014: outstanding 138,618,060 shares at March 31, 2013 and 138,612,321 shares at March 31, 2014	47,399	47,399
Additional paid-in capital	74,175	74,175
Legal reserve	284	284
Retained earnings	111,820	113,808
Accumulated other comprehensive income	2,719	1,009
Treasury stock, at cost- 4,881,940 shares at March 31, 2013 and 4,887,679 shares at March 31, 2014	(11,264)	(11,250)
Total KONAMI CORPORATION stockholders' equity	225,133	225,425
Noncontrolling interest	659	574
TOTAL EQUITY	225,792	225,999
TOTAL LIABILITIES AND EQUITY	¥ 320,251	¥ 322,948